Shareholder Report, Holdings (Details) - C000261613	Apr. 30, 2026
912797TZ0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	21.90%
55024U109 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
G76279101 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
902973AZ9 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.40%
00912XBK9 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
172967NB3 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
L6388F110 | Millicom International Cellular S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
060505GB4 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
025816CH0 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Technology007903107
Holdings [Line Items]
Percent of Total Investments	23.20%
Industrials008911BK4
Holdings [Line Items]
Percent of Total Investments	48.50%
Financials064058AJ9
Holdings [Line Items]
Percent of Total Investments	3.20%
U.S. Treasury Obligations912797TZ0
Holdings [Line Items]
Percent of Total Investments	25.10%